Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

May 2, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
DWS Equity 500 Index Fund, DWS S&P 500 Index Fund, DWS EAFE® Equity Index Fund and DWS U.S. Bond Index Fund (the “Funds”), each a series of DWS Institutional Funds (the “Trust”) (Reg. Nos. 033-34079 and 811-06071)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 97 to the Funds’ Registration Statement on Form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on April 29, 2011.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3357.

Very truly yours,

                    /s/Thomas H. Connors
Thomas H. Connors
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes & Gray